Capital Income Builder® Summary prospectus January 1, 2019

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	CAIBX	CIBCX	TCIBX	CIBFX	CAIFX	CFIHX	CIRAX	CIRCX	CIREX	TCBBX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CIRFX	RIRAX	RIRBX	RCEEX	RIRCX	RIREX	RIRHX	RIRFX	RIRGX

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive reports in paper will apply to all funds held with American Funds or through your financial intermediary.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated January 1, 2019, are incorporated by reference into this summary prospectus.

Investment objectives The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 33 of the prospectus and on page 76 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%	0.25%	none	none	0.23%
Other expenses	0.10%	0.14%	0.13%	0.18%	0.17%	0.06%	0.20%
Total annual fund operating expenses	0.58%	1.37%	0.61%	0.66%	0.40%	0.29%	0.66%

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00%	0.50%	0.25%	0.00%	1.00%	0.75%	0.60%
Other expenses	0.21%	0.16%	0.20%	0.20%	0.16%	0.41%	0.27%
Total annual fund operating expenses	1.44%	0.89%	0.68%	0.43%	1.39%	1.39%	1.10%

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.50%	0.25%	none	none	none
Other expenses	0.22%	0.16%	0.21%	0.11%	0.06%
Total annual fund operating expenses	0.95%	0.64%	0.44%	0.34%	0.29%

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

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Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 631	$ 239	$311	$ 67	$ 41	$ 30	$ 639	$ 247	$ 91	$ 318	$ 44	$ 142	$ 142
3 years	750	434	440	211	128	93	774	456	284	462	138	440	440
5 years	880	750	582	368	224	163	922	787	493	619	241	761	761
10 years	1,259	1,646	993	822	505	368	1,350	1,724	1,096	1,075	542	1,669	1,669

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 112	$ 97	$ 65	$ 45	$ 35	$ 30		1 year	$ 139	$ 147
3 years	350	303	205	141	109	93		3 years	434	456
5 years	606	525	357	246	191	163		5 years	750	787
10 years	1,340	1,166	798	555	431	368		10 years	1646	1,724

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 73% of the average value of its portfolio.

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Principal investment strategies The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

4     Capital Income Builder / Summary prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

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Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 70%/30% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 70% of the MSCI ACWI and 30% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Global Equity Income Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

6     Capital Income Builder / Summary prospectus

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	7/30/1987	7.67%	6.48%	3.74%	9.13%
— After taxes on distributions		6.39	5.41	2.74	N/A
— After taxes on distributions and sale of fund shares		5.19	4.88	2.74	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	12.32%	6.89%	3.51%	6.76%
F-1	3/15/2001	14.14	7.67	4.30	7.24
F-2	8/1/2008	14.45	7.96	N/A	6.04
529-A	2/19/2002	7.57	6.38	3.65	6.97
529-C	2/20/2002	12.27	6.82	3.45	6.82
529-E	3/1/2002	13.87	7.40	4.00	6.97
529-F-1	9/17/2002	14.40	7.89	4.50	7.86
R-1	6/11/2002	13.31	6.89	3.52	6.28
R-2	5/31/2002	13.31	6.91	3.51	6.17
R-2E	8/29/2014	13.68	N/A	N/A	4.49
R-3	6/4/2002	13.82	7.37	3.98	6.69
R-4	5/20/2002	14.15	7.69	4.30	7.00
R-5E	11/20/2015	14.41	N/A	N/A	9.12
R-5	5/15/2002	14.50	8.01	4.61	7.32
R-6	5/1/2009	14.56	8.07	N/A	10.17

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	23.97%	10.80%	4.65%	N/A
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.54	2.10	4.01	6.38%
70%/30% MSCI ACWI/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.50	8.24	4.77	N/A
Lipper Global Equity Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	17.29	8.65	3.42	N/A
Class A annualized 30-day yield at October 31, 2018: 3.32% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

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Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Winnie Kwan Senior Vice President and Trustee	12 years	Partner – Capital Research Global Investors
David A. Hoag Co-President	15 years	Partner – Capital Fixed Income Investors
James B. Lovelace Co-President	27 years	Partner — Capital Research Global Investors
Steven T. Watson Co-President	12 years	Partner – Capital International Investors
Joyce E. Gordon Senior Vice President	19 years	Partner – Capital Research Global Investors
David M. Riley Senior Vice President	15 years	Partner – Capital Research Global Investors
Bradley J. Vogt Senior Vice President	10 years	Partner — Capital Research Global Investors
Grant L. Cambridge Vice President	6 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	9 years	Partner – Capital Research Global Investors
David S. Lee	8 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	4 years	Partner – Capital Fixed Income Investors
Philip Winston	5 years	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

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Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

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You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.
MFGEIPX-012-0119P Litho in USA CGD/CF/8006 Investment Company File No. 811-05085

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY